Taxes (Details 1) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Deferred tax assets:
Allowance for doubtful account	$ 584,183	$ 379,566
Net operating loss carryforward	2,866,914	2,258,401
Long-lived assets impairment	533,361	560,604
Deferred tax assets	3,984,458	3,198,571
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(21,041)	(22,917)
Capitalized development costs	(626,492)	(724,353)
Change in valuation allowance	(3,378,053)	(2,533,293)
Deferred tax liabilities, net	$ (41,128)	$ (81,992)